BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business acquisition
5.	BUSINESS ACQUISITION

Acquisition of used car dealers

In the second half of 2017, in order to start and expand its business of used car trading, the Company completed the acquisitions of 14 unrelated used car dealerships. The acquired dealerships operate used car sales business in various cities across China.

Each acquisition, while negotiated independently, was structured in a similar manner. Specifically, Shanghai Jieying, a PRC subsidiary of the Company, initially purchased all car inventories from each dealership. The total consideration was $45,920, which was settled with a combination of cash paid by the Company amounting to $14,884 and a forgiveness of the financing receivable balances amounting to $21,201 related to financing previously provided to the dealership by the Company. The remaining balance was paid in cash in 2018. Subsequent to the car purchase, Shanghai Jieying and the shareholder of the existing car dealership (the "Seller") enter into an equity purchase agreement which requires the Seller to transfer majority interest of the dealership as follows:

(1)
The Seller agrees to set up a new entity to which it transfers the remaining eligible assets of the dealerships, employees, business contracts owned and leased by the existing dealership. In turn, Shanghai Jieying agrees to subscribe for 70% of the entity interest in this entity.

(2)
As consideration for the above transaction, Shanghai Jieying agrees to inject cash to the acquired dealership as well as to pay the Seller contingent consideration in the form of shares of Kaixin Auto Group ("Kaixin"), a Cayman subsidiary of the Company and the parent of Shanghai Jieying.

The cars purchase and acquisition of the dealership were accounted for as a single transaction.

The payment of the contingent consideration is contingent upon the successful listing of Kaixin as well as the performance of the acquired dealerships. The amount of consideration is measured based on the operating performance of the acquired dealerships both prior to and subsequent to the future initial public offering ("IPO") of Kaixin, and the number of shares expected to be issued will be calculated based on the IPO issuance price. Such contingent consideration includes two components that will require the Company to issue the shares at different times. The first issuance will be made upon the successful IPO of Kaixin and is calculated based on a percentage of the cumulative operating results of the acquired dealerships between the acquisition date and the date of the IPO. The second issuance will be made in five equal annual installments after the successful IPO of Kaixin and will be calculated based on a percentage of the trailing 12 months operating results of the acquired dealerships leading up to the successful IPO. The contingent issuance of shares is not dependent on whether the previous dealership owner remains employed with the Company.

The total purchase price of these 14 acquisitions consisted of a cash injection to the dealerships amounting to $17,580, of which $7,240 was paid as of December 31, 2017, and contingent consideration with a fair value of amounting to $66,794 which is recorded in contingent consideration on the consolidated balance sheet. Each acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation described below was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. We determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Subsequent to the date of each acquisition, the Company re-measured the estimated fair values of the contingent consideration at each reporting date. For the year ended December 31, 2017, the Company recorded $2,601 in changes in fair value of contingent consideration in the Company's consolidated statements of operations as a result of the Company's re-measurement of the estimated fair value of the contingent consideration at the reporting date.

Acquisition of Shandong, Chongqing and Wuhan

On July 20, 2017, July 3, 2017, October 27, 2017, the Company entered into an equity purchase agreement (as described above) with Shandong, Chongqing and Wuhan for a total purchase price of $18,585, $10,112 and $7,284 respectively. Prior to the agreement, the Company purchased all the car inventories from the above dealerships amounting to $3,721, $2,791 and $8,786, respectively. The Company further paid an aggregate of $2,951 for the car inventory during the year ended December 31, 2017 and forgave an aggregate of $6,995 of financing receivable previously provided to those dealerships. The remaining balance was paid in cash in 2018. The allocation of the purchase prices for those three significant acquisitions as of the date of the acquisition are summarized as below:

	Shandong	Chongqing	Wuhan
Cash	-	$2,727	-
Goodwill	$26,550	11,719	$10,405
NCI	7,965	4,334	3,121

The purchase price comprised of:
-cash consideration	-	818	-
-contingent consideration	18,585	9,294	7,284
Total	$18,585	$10,112	$7,284

Other acquisitions of used car dealerships in 2017

During the second half of 2017, the Company further entered into separate equity purchase agreements (as described above) with an additional 11 individually insignificant car dealerships. Prior to the agreement, the Company purchased all the car inventories from each dealership amounting to $30,622. The Company paid an aggregate of $11,933 during the year ended December 31, 2017 and forgave an aggregate of $14,206 of financing receivable previously provided to those dealerships. The remaining balance was paid in 2018. The allocation of the purchase price for those insignificant acquisition is presented on a combined basis as follows:

Other used car dealer acquisitions
Cash	$1,270
Goodwill	38,317
NCI	11,876

The purchase price comprised of:
-cash consideration	381
-contingent consideration	27,330
Total	$27,711

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergies resulting from these acquisitions.

The following information summarizes the results of operations attributable to the acquisitions included in the Company’s consolidated statement of operations since the acquisition date:

	Year ended December 31, 2017
	Shandong	Chongqing	Wuhan	Others

Net revenues	$334	$793	-	$1,387

Net loss	$(76)	$(59)	-	$(123)

Pro forma information of acquisitions

Supplementary pro-forma revenues and net earnings for the combined entity, as though the acquisition date for this business combination had been as of January 1, 2016 have not been included as it is impracticable since historical records of the used car dealerships are not available.

Acquisition of TruckerPath Inc.

In December 19, 2014, the Company invested and paid $11,500 to obtain 29% equity interests in TruckerPath Inc. to expand the business of value-added-service platform. The investment was initially recognized as an equity-method investment as the Company concluded that it had significant influence over the operations of TruckerPath Inc. In December 2017, the Company acquired an additional 71% equity interests in TruckerPath Inc. for a total consideration of $7,616. The acquisition resulted in the Company obtaining control of TruckerPath Inc. with an ownership of 100% equity interests.

The purchase price consists of the following:

US$
Consideration	$7,616
Fair value of the 29% equity interests:
Carrying amount	5,587
Gain on re-measurement of fair value of noncontrolling equity investment	(2,903)
Total	$10,300

The Company recognized an investment gain of $2,903 in realized gain from investment as a result of remeasuring the 29% equity interests immediately to fair value before the business combination. The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The acquisition-date fair value of the equity interests held by the Company immediately prior to the acquisition date was measured at fair value using a discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate. The purchase price allocation described below was determined by the Company with the assistance of an independent valuation appraiser. The acquired net assets were recorded at their estimated fair values on the acquisition date. The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purposes.

The purchase price was allocated as of December 28, 2017, the date of acquisition as follows:

		Amortization
	US$	period
Net working capital	$139
Other current assets	5,016
Intangible assets
Customer relationship	610	3
Technology platform	325
Trade name	540	3
Goodwill	7,952
Other current liabilities	(4,282)

Total	$10,300

Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2016 and December 31, 2017 of the Company as if the acquisition had occurred on January 1, 2016. There were no material nonrecurring pro-forma adjustments incurred. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended
	December 31, 2016	December 31, 2017

Pro forma net revenues	$63,404	$203,391
Pro forma net loss	$(193,704)	$(116,397)

Other acquisitions in 2017

In 2017, the Company acquired 100% equity interests in Sindeo Inc. ("Sindeo") and Geographic Farming LLC ("Geofarm"). The total consideration for these two acquisitions amounted to $4,326, which was paid in cash during 2017. The acquisition was recorded using the acquisition method of accounting, accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Company recorded $3,251 and $1,460 of goodwill from the acquisition of Sindeo and Geofarm, respectively. Such acquisitions were not material to the Company's consolidated financial statements during the year ended December 31, 2017.